Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: April 12, 2023

Payment Date	4/17/2023
Collection Period Start	3/1/2023
Collection Period End	3/31/2023
Interest Period Start	3/15/2023
Interest Period End	4/16/2023

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$66,441,306.09	$16,557,851.80	$49,883,454.29	0.113114	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$229,925,306.09	$16,557,851.80	$213,367,454.29

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$233,316,516.68	$216,758,664.88	0.159794
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$233,316,516.68	$216,758,664.88
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$66,441,306.09	1.60000%	30/360	$88,588.41
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$229,925,306.09			$323,201.30

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$233,316,516.68	$216,758,664.88
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$233,316,516.68	$216,758,664.88
Number of Receivables Outstanding	28,883	27,846
Weighted Average Contract Rate	4.62%	4.62%
Weighted Average Remaining Term (months)	25	25

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$882,537.98
Principal Collections	$16,421,611.34
Liquidation Proceeds	$123,864.78
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$17,428,014.10
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$17,428,014.10

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$194,430.43	$194,430.43	$—	$—	$17,233,583.67
Interest - Class A-1 Notes	$—	$—	$—	$—	$17,233,583.67
Interest - Class A-2 Notes	$—	$—	$—	$—	$17,233,583.67
Interest - Class A-3 Notes	$88,588.41	$88,588.41	$—	$—	$17,144,995.26
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$16,978,205.51
First Allocation of Principal	$—	$—	$—	$—	$16,978,205.51
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$16,957,971.05
Second Allocation of Principal	$—	$—	$—	$—	$16,957,971.05
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$16,935,588.80
Third Allocation of Principal	$—	$—	$—	$—	$16,935,588.80
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$16,910,382.37
Fourth Allocation of Principal	$13,166,641.21	$13,166,641.21	$—	$—	$3,743,741.16
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,743,741.16
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$352,530.57
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$352,530.57
Remaining Funds to Certificates	$352,530.57	$352,530.57	$—	$—	$—
Total	$17,428,014.10	$17,428,014.10	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$233,316,516.68	$216,758,664.88
Note Balance	$229,925,306.09	$213,367,454.29
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.06%	10	$136,240.46
Liquidation Proceeds of Defaulted Receivables[1]	0.06%	80	$123,864.78
Monthly Net Losses (Liquidation Proceeds)			$12,375.68
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.15%
Second Preceding Collection Period			(0.02)%
Preceding Collection Period			(0.09)%
Current Collection Period			0.07%
Four-Month Average Net Loss Ratio			0.03%
Cumulative Net Losses for All Periods			$1,433,169.55
Cumulative Net Loss Ratio			0.11%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.29%	55	$627,505.58
60-89 Days Delinquent	0.08%	17	$184,077.19
90-119 Days Delinquent	0.01%	3	$26,975.92
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.39%	75	$838,558.69

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$36,018.50
Total Repossessed Inventory		3	$51,937.34

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		20	$211,053.11
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.17%
Second Preceding Collection Period			0.17%
Preceding Collection Period			0.11%
Current Collection Period			0.10%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of March 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.08	0.04%	8	0.03%